Lease liabilities, Lease payments (Details) - AUD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Payments [Abstract]
Beginning balance	$ 8,272	$ 7,134
Additions	2,783	3,436
Acquisition of businesses	1,673	0
Interest expense	745	636	$ 277
Lease payments (principal and interest)	(2,760)	(2,858)
Exchange differences	(76)	(76)
Ending balance	$ 10,637	$ 8,272	$ 7,134